Condensed Consolidated Cash Flow Statement (Parenthetical) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) vessel	Dec. 31, 2024 USD ($) vessel
Statement of cash flows [abstract]
Capital increase	$ 227.8 [1]	$ 331.7
Amount of non cash share issue	$ 217.2	$ 319.2
Number of vessels acquired | vessel	11	19

[1]	¹⁾ During the period, the share capital was increased by USD 227.8m in total including a USD 217.2m non-cash share issue in relation to purchase of 11 vessels.